Investment Strategy	Nov. 13, 2026
Artisan Focus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment approach is based on idea generation, a systematic framework for analyzing companies and proactive risk management. Utilizing this approach, the team seeks to construct a focused portfolio designed to maximize alpha while limiting downside risk over the long term. ■Idea Generation—The team believes a key element in alpha generation is finding areas where the team’s views on industry fundamentals differ from consensus estimates. In this pursuit, the team seeks to identify inflections in multi-year trends which may be caused by changes in supply/demand dynamics, societal behavior, market conditions, technology, laws/regulations and business models, among other variables. The team believes these inflections are often misunderstood by market participants, and can lead to meaningful re-evaluations of industries and companies. Identifying themes helps the team develop a focused universe of companies to analyze more thoroughly. The team will also consider compelling idiosyncratic positions that are a good fit based on the team’s rigorous fundamental analysis. ■Systematic Analytical Framework—The team applies a systematic framework for analyzing companies across sectors and themes, creating a repeatable and methodical decision-making process. The team’s proprietary company models focus on multi-year earnings power differentiation, expected outcome scenario analysis, return on invested capital and discounted cash flow valuations. Visual outputs are then produced through the firm's internally developed technology solutions, allowing the team to consistently evaluate positions across the portfolio. ■Proactive Risk Management—The team incorporates risk management into all stages of its investment process. Metrics evaluated include crowding, correlation, volatility, stress tests, liquidity, factor analysis and macro drivers, all of which inform portfolio construction and position sizing. The team also uses various instruments, such as options, in an effort to magnify alpha and minimize downside. The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. There are no restrictions on the market capitalizations of the companies in which the Fund may invest. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research. The Fund may invest up to 50% of its total assets at market value at the time of purchase in securities of non-US companies (including depositary receipts). The Fund’s investments in non-US securities may include investments in developed markets, as well as emerging and less developed markets. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. The Fund may invest in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). The Fund also invests in exchange-traded funds (“ETFs”). The Fund also uses derivatives, such as options. The Fund may use derivatives for any purpose consistent with its investment objective, including, without limitation, to improve expected risk-adjusted returns and to obtain economic exposure to certain issuers. The Fund may implement short positions, including through the use of derivative instruments, or through short sales of instruments that are eligible investments for the Fund and generally intends to use short positions to reduce exposure to certain risks and for hedging purposes. The Fund intends to use all or a portion of the proceeds from its short positions to take additional long positions or otherwise use in a manner consistent with its investment guidelines. The Fund also may borrow money for investment purposes, including to purchase additional securities. The Fund may invest in real estate investment trusts (“REITs”). The Fund may also invest to a limited extent in debt securities (including securities rated below investment grade (below BBB- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality), commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity or duration. As a result of the Fund's use of derivatives, the Fund may hold significant amounts of short-term investments, including cash and cash equivalents. The Fund may also maintain a significant portion of its total assets in cash from time to time in response to adverse market, economic, political or other conditions. In addition, cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund's cash position to be larger or smaller. If the Fund holds a significant portion of its assets in cash, its ability to meet its investment objective and/or the Fund's performance may be adversely affected.The Fund’s ETF Shares operate as an actively managed exchange-traded fund (“ETF”).
Artisan Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., US and non-US) diversified portfolio of companies of all market capitalizations. The team seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. ■Themes—The team identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. The team’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend. ■Sustainable Growth—The team applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. The team seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team. As part of the investment process, the team considers material environmental, social and governance factors alongside other fundamental research. ■Valuation—The team uses multiple valuation metrics to establish a target price range. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.The Fund’s ETF Shares operate as an actively managed exchange-traded fund (“ETF”).
Artisan Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental investment process to construct a focused portfolio of securities of undervalued US companies across a broad capitalization range. The team seeks to invest in what the team considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams. The team’s investment process focuses on four key characteristics: ■Undervaluation—Determining the intrinsic value of a business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business. ■Business Quality—The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries. ■Financial Strength—The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available. ■Shareholder-Oriented Management—The team’s research process attempts to identify management teams with a history of building value for shareholders. Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to the team’s estimate of the company’s intrinsic value. The team manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.Under normal market conditions, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund will invest primarily in US companies but may invest up to 20% of its total assets at market value at the time of purchase in non-US companies, including those in emerging and less developed markets. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will typically hold 20-30 securities. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund will generally not invest more than 10% of its total assets, at the time of purchase, in the securities of a single issuer. There are no restrictions on the market capitalizations of the companies in which the Fund may invest. The Fund may invest up to 10% of its assets, measured at the time of purchase, in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). From time to time, the team may conclude that a security other than an equity security presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent (in any event, no more than 20% of its net assets plus any borrowings for investment purposes at market value at the time of purchase) in debt securities (including lower-rated securities, which include securities rated below investment grade (below BBB- by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.The Fund’s ETF Shares operate as an actively managed exchange-traded fund (“ETF”).
Artisan Sustainable Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies. The team seeks to invest in companies that it believes are uniquely positioned to benefit from the growth potential in emerging markets and possess a sustainable global competitive advantage. ■Sustainable Earnings—The team believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The team’s financial analysis of a company’s balance sheet, income statement and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability. ■Sustainability Assessment—The team believes that a company’s long-term direction and degree of change across multiple environmental, social and governance (“ESG”) metrics are important indicators of a company’s sustainable growth potential. The team seeks to assess a company’s sustainable growth potential by monitoring for improvement or deterioration in ESG metrics. The team’s sustainability assessment has incident-based and empirical components to evaluate a company’s historical, current and future potential behavior. The team uses a proprietary scoring system for the incident-based and empirical components of the assessment, which informs the team’s view of a company’s target price. ■Risk Analysis—The team believes a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of country-appropriate macroeconomic risk factors to which a company is exposed. ■Valuation—The team believes investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target for a company based on its assessment of the business’s sustainable earnings, sustainability assessment and risk analysis. In the sustainability assessment, the team considers incident-based data from a third-party provider and the team’s internal research to score ESG factors that may materially impact a company’s sustainable growth potential, including but not limited to: Governance ■Board management ■Business ethics and competitive behavior ■Reporting transparency and communication ■Shareholder ownership and rights Environmental ■Climate change risk, mitigation and adaptation ■Water stress ■Land use impact and bio-diversity loss Social ■Human rights and responsibility to the community ■Human capital, labor rights and equity ■Data privacy and security For each company, as part of its sustainability assessment, the team generates an overall sustainability score from 1 (lowest) to 5 (highest) based on separate incident-based scores and empirical scores. The team derives the incident-based scores from data provided by a third-party provider, which considers the frequency and severity of ESG-related incidents to measure positive or negative change over time and rate a company’s ESG risk. The team generates the empirical sustainability scores based on the team’s research and engagement with companies on ESG factors. The team uses the sustainability assessment scores in evaluating a company’s target price, adjusting the price upward for high scores (4 or 5) or downward for low scores (1 or 2). The target price adjustment is not symmetric; premiums applied to companies with high sustainability scores are not as significant as discounts applied to companies with low sustainability scores. The team’s sustainability assessment does not exclude companies from potential investment; rather it is used to measure the influence of a company’s ESG-related risks on its potential sustainable earnings and stock price.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The companies in which the Fund invests generally have market capitalizations of at least $400 million at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).The Fund’s ETF Shares operate as an actively managed exchange-traded fund (“ETF”).